Commitments and Contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Callable Commitments Amount	$ 6.8	$ 26.1
Increase (Decrease) In Callable Commitments	$ 90.2	$ 103.5